ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,685	$ 1,345	$ 129
Other comprehensive income (loss) before reclassifications	373	(553)	63
Amounts reclassified to (from) net income	127	(21)	0
Deferred income tax benefit (expense)	(97)	84	(10)
Other		0
Common control transaction adjustment			(5)
Ending balance	6,155	1,685	1,345
Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(135)
Change in net unrealized investment gains (losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,017)	36	50
Other comprehensive income (loss) before reclassifications	616	(1,303)	(30)
Amounts reclassified to (from) net income	127	(21)	0
Deferred income tax benefit (expense)	(164)	271	16
Other		0
Common control transaction adjustment			0
Ending balance	(438)	(1,017)	36
Change in net unrealized investment gains (losses) | Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			0
Change in discount rate for liability for future policyholder benefit liability
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	507	(63)	0
Other comprehensive income (loss) before reclassifications	(353)	751	97
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	85	(181)	(26)
Other		0
Common control transaction adjustment			0
Ending balance	239	507	(63)
Change in discount rate for liability for future policyholder benefit liability | Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(134)
Change in instrument-specific credit risk for market risk benefit
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(7)	(1)	0
Other comprehensive income (loss) before reclassifications	(13)	0	(1)
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	5	(6)	0
Other		0
Common control transaction adjustment			0
Ending balance	(15)	(7)	(1)
Change in instrument-specific credit risk for market risk benefit | Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			0
Defined benefit pension plan adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0	0
Other comprehensive income (loss) before reclassifications	108	0	0
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	(23)	0
Other		0
Common control transaction adjustment			0
Ending balance	85	0	0
Defined benefit pension plan adjustment | Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			0
Foreign currency adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(6)	(5)	4
Other comprehensive income (loss) before reclassifications	15	(1)	(3)
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	0	0	0
Other		0
Common control transaction adjustment			(5)
Ending balance	9	(6)	(5)
Foreign currency adjustment | Opening adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(1)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(523)	(33)	54
Ending balance	$ (120)	$ (523)	$ (33)